Related parties transactions - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	May 11, 2026
Related Party [Abstract]
Investment ownership percentage	21.40%
Associate company
Disclosure of transactions between related parties [line items]
Note receivable		$ 25.0
Carrying amount of note receivable	$ 25.0
Purchases from supplier	$ 0.2